Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of Beginning	$ 1,254,000	$ 513,000		$ 3,032,325
Initial measurement on June 11, 2021			5,092,500
Over allotment on July 1, 2021			436,500
Change in fair value	3,135,000	741,000	(2,496,675)	(2,519,325)
Transfer to Level 1
Fair value as of Ending	4,389,000	1,254,000	3,032,325	513,000
Public [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of Beginning
Initial measurement on June 11, 2021			4,750,000
Over allotment on July 1, 2021			712,500
Change in fair value			(2,411,309)
Transfer to Level 1			(3,051,191)
Fair value as of Ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of Beginning	1,254,000	513,000		3,032,325
Initial measurement on June 11, 2021			9,842,500
Over allotment on July 1, 2021			1,149,000
Change in fair value	3,135,000	741,000	(4,907,984)	(2,519,325)
Transfer to Level 1			(3,051,191)
Fair value as of Ending	$ 4,389,000	$ 1,254,000	$ 3,032,325	$ 513,000